Other Net Income (Table)	6 Months Ended
Jun. 30, 2025
Disclosure Of Finance Income [Abstract]
Summary of other net income

	For the six months
	ended June 30,
	2024	2025
	RMB’000	RMB’000
Government grants	6,904	450
Net loss on disposal of non-current assets	—	(109)
Others	1,035	2,680
	7,939	3,021